Related-Party Transactions (FY) (Details)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			14 Months Ended
	Oct. 31, 2024 Shareholders shares	Sep. 30, 2024 USD ($) shares	Jul. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Shareholders shares	Dec. 31, 2022 USD ($)	May 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($) shares
Class of Warrant or Right [Line Items]
Ownership of company equity threshold eligibility for redeemable stock	5.00%								5.00%		5.00%
Number of stockholders participated in tender offer | Shareholders	1								1
Debt amount				$ 11,171,485,000		$ 11,171,485,000		$ 8,033,477,000	$ 1,555,049,000
Interest expense				256,162,000	$ 67,097,000	$ 513,533,000	$ 107,600,000	$ 349,203,000	26,967,000	$ 8,374,000
MagAI Capacity Agreement
Class of Warrant or Right [Line Items]
Face amount												$ 230,000,000
2021 Convertible Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Face amount															$ 50,000,000	$ 20,000,000
Maturity date								Dec. 31, 2025
Term of right						1 year		1 year
2022 Senior Secured Notes | Related Party
Class of Warrant or Right [Line Items]
Repayments of debt			$ 137,000,000
2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Face amount														$ 125,000,000
Repurchase amount			137,000,000
Debt amount									124,000,000
DDTL 1.0 Facility
Class of Warrant or Right [Line Items]
Face amount								$ 2,300,000,000
Maturity date								Mar. 28, 2028
Debt amount								$ 2,000,000,000	1,400,000,000
Maximum borrowing capacity													$ 2,300,000,000
DDTL 1.0 Facility | Related Party
Class of Warrant or Right [Line Items]
Maximum borrowing capacity													2,300,000,000
DDTL 1.0 Facility | Related Party | Facilities Managed By Magnetar
Class of Warrant or Right [Line Items]
Debt amount				388,000,000		$ 388,000,000		438,000,000	311,000,000
Maximum borrowing capacity													$ 520,000,000
Repayments of debt				30,000,000	5,000,000	55,000,000	5,000,000	63,000,000	0
Interest expense				14,000,000	18,000,000	29,000,000	31,000,000	66,000,000	$ 6,000,000
DDTL 2.0 Facility
Class of Warrant or Right [Line Items]
Face amount								3,800,000,000
Maximum borrowing capacity											$ 7,600,000,000
DDTL 2.0 Facility | Related Party
Class of Warrant or Right [Line Items]
Maximum borrowing capacity											7,600,000,000
DDTL 2.0 Facility | Related Party | Facilities Managed By Magnetar
Class of Warrant or Right [Line Items]
Debt amount				137,000,000		137,000,000		106,000,000			106,000,000
Maximum borrowing capacity											$ 210,000,000
Repayments of debt								0
Interest expense				3,000,000	$ 0	6,000,000	$ 0	3,000,000
Magnetar Loan
Class of Warrant or Right [Line Items]
Face amount				230,000,000		230,000,000
Debt amount				256,630,000		256,630,000		$ 0
Interest expense						27,000,000
Magnetar Loan | Related Party | MagAI Capacity Agreement
Class of Warrant or Right [Line Items]
Face amount				230,000,000		230,000,000
Interest expense				$ 8,000,000		$ 27,000,000
Common Stock
Class of Warrant or Right [Line Items]
Number of shares issued to employees and stockholders (in shares) | shares									41,476,000
Common Class A
Class of Warrant or Right [Line Items]
Number of shares issued to employees and stockholders (in shares) | shares	13,851,240
Common Class A | 2021 Convertible Senior Secured Notes | Related Party
Class of Warrant or Right [Line Items]
Shares converted to common stock (in shares) | shares		24,543,980
Common Class A | 2021 Convertible Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Warrants		$ 15,000,000														$ 15,000,000
Number of issuable shares by rights (in shares) | shares																375,000
Common Class A | 2022 Senior Secured Notes | Related Party | Senior Secured Notes Involving Magnetar
Class of Warrant or Right [Line Items]
Number of issuable shares by rights (in shares) | shares														12,144,668
Right for common stock outstanding	5.00%													5.00%
Repurchase amount			$ 137,000,000